Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Benefits [Abstract]
Reconciliation Of Changes In Pension Plans' Projected Benefit Obligations, Fair Value Of Plan Assets And Funded Status

	Years ended December 31,

(In millions)	2011	2010	2009

Change in benefit obligation:
Projected benefit obligation at beginning of the year	$(323.7)	$(295.1)	$(270.3)
Service cost	(9.2)	(8.9)	(8.9)
Interest cost	(17.5)	(16.6)	(15.7)
Actuarial loss	(29.0)	(9.9)	(6.4)
Benefits Paid	7.8	6.8	6.2

Projected benefit obligation at end of the year	(371.6)	(323.7)	(295.1)

Change in fair value of plan assets:
Fair value of plan assets at beginning of the year	292.6	264.6	229.3
Actual return on plan assets	7.0	28.9	41.5
Employer contributions	58.0	6.0	---
Benefits paid and estimated expenses	(7.9)	(6.9)	(6.2)

Fair value of plan assets at end of the year	349.7	292.6	264.6

Funded status at end of the year	$(21.9)	$(31.1)	$(30.5)

Projected And Accumulated Benefit Obligations And Fair Value Of Plan Assets For Pension Plans

	Years ended December 31,

(In millions)	2011	2010	2009

Projected benefit obligation	$371.6	$323.7	$295.1
Accumulated benefit obligation	337.5	280.9	252.2
Fair value of plan assets	349.7	292.6	264.6

Amounts Recognized In Accumulated Other Comprehensive Loss

	Years ended December 31,

(In millions)	2011	2010	2009

Net Loss	$70.1	$44.1	$46.2
Prior service cost	3.1	3.5	4.0

Total recognized in accumulated other comprehensive income	$73.2	$47.6	$50.2

Components Of Net Periodic Benefit Cost, Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive (Income) Loss And Assumptions Used In Measurements

	Years ended December 31,

(Dollars in millions)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$9.3	$9.0	$9.0
Interest cost	17.5	16.6	15.7
Expected return on plan assets	(22.1)	(20.0)	(17.3)
Amortization of prior service cost	0.6	0.6	0.6
Amortization of net actuarial loss	4.0	4.3	6.9
Net periodic benefit cost	9.3	10.5	14.9

Other changes in plan assets and benefit obligation recognized in other comprehensive income:
Net loss (gain)	44.1	1.0	(17.9)
Amortization of prior service cost	(0.6)	(0.6)	(0.6)
Amortization of net actuarial loss	(4.0)	(4.3)	(6.9)

Total recognized in other comprehensive income	39.5	(3.9)	(25.4)

Total recognized in net periodic benefit cost and other
comprehensive income	$48.8	$6.6	$(10.5)

Weighted-average assumptions:
Assumptions used for net periodic benefit cost:
Discount rate	5.50%	5.75%	6.00%
Expected return on plan assets	7.68	7.66	7.65
Rate of compensation increase	4.50	4.50	4.50

Assumptions used to determine benefit obligations:
Discount rate	4.50%	5.50%	5.75%
Rate of compensation increase	3.25	4.50	4.50

Expected Benefit Payments For Pension Plans

(In millions)	Amount

2012	$9.3
2013	10.4
2014	11.3
2015	12.5
2016	13.7
2017-2021	87.7

Target And Actual Weighted-Average Asset Allocations For Pension Plans

	December 31,
	2011	2011	2010
(In millions)	Target	Actual	Actual

Asset Category:
Equity securities	50.0%	45.8%	49.9%
Debt securities	50.0	54.2	50.1

Total	100.0%	100.0%	100.0%

Estimated Fair Values Of Assets And Liabilities Measured And Recorded At Fair Value On A Recurring Basis

	December 31, 2011

(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Equity securities:
Pooled separate account funds:
Large cap growth	$33.0	$33.0	$--	$--
Large cap blend	49.4	49.4	--	--
Large cap value	16.4	16.4	--	--
Mid cap blend	46.4	46.4	--	--
Foreign	14.8	14.8	--	--

Total pooled separate account funds	160.0	160.0	--	--

Debt securities:
Stable asset fund	189.7	--	189.7	--

Total	$349.7	$160.0	$189.7	$--

2011 ANNUAL REPORT

	December 31, 2010

(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Equity securities:
Pooled separate account funds:
Large cap growth	$29.2	$29.2	$--	$--
Large cap blend	42.7	42.7	--	--
Large cap value	13.6	13.6	--	---
Mid cap blend	46.5	46.5	--	--
Foreign	13.9	13.9	--	--

Total pooled separate account funds	145.9	145.9	--	--

Debt securities:
Stable asset fund	146.7	--	146.7	--

Total	$292.6	$145.9	$146.7	$--

Reconciliation For All Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Significant Unobservable Level 3 Inputs

	Year ended December 31, 2010

	Total Realized/Unrealized Gains (Losses)
	Beginning Asset						Ending Asset
	(Liability)			Purchases,			(Liability)
	Balance as of		Included in Other	Sales,			Balance as of
	December 31,	Included in	Comprehensive	Issuances and	Transfer in to	Transfer out of	December 31,
(In millions)	2009	Net Income	Income (Loss)	Settlements	Level 3	Level 3	2010

Assets:
Debt securities
Stable asset fund	$129.6	$--	$--	$--	$--	$(129.6)	$--

Reconciliation Of Changes In Postretirement Benefit Plans' Accumulated Benefit Obligations, Fair Value Of Plan Assets And Funded Status

	Years ended December 31,

(In millions)	2011	2010	2009

Change in postretirement benefit obligation:
Accumulated postretirement benefit obligation at beginning of the year	$(40.5)	$(33.9)	$(25.0)
Service cost	(1.5)	(1.6)	(1.3)
Interest cost	(2.1)	(2.1)	(1.8)
Plan amendments	8.0	---	---
Actuarial loss	(5.4)	(3.5)	(6.3)
Benefits Paid	0.5	0.6	0.5

Accumulated postretirement benefit obligation at end of the year	(41.0)	(40.5)	(33.9)

Change in fair value of postretirement plan assets:
Fair value of plan assets at beginning of the year	18.2	18.1	17.0
Actual return on plan assets	2.7	0.2	1.4
Employer contributions	0.3	0.5	0.2
Benefits paid and estimated expenses	(0.5)	(0.6)	(0.5)

Fair value of plan assets at end of the year	20.7	18.2	18.1

Funded status at end of the year	$(20.3)	$(22.3)	$(15.8)

Amounts Recognized In Accumulated Other Comprehensive (Income) Loss

	December 31,
(In millions)	2011	2010	2009

Net loss	$2.2	$4.5	$5.0
Prior service credit	(1.0)	(0.7)	(0.9)

Total recognized in accumulated other comprehensive income	$1.2	$3.8	$4.1

Assumed Health Care Cost Trend Rates For Next Year

	Years ended December 31,

	2011	2010
Medical	7.50%	7.80%
Prescriptions	8.10	8.70
HMO (Blended)	6.80	8.60
Rate to which the cost trend is assumed to decline (the ultimate trend rate)*	4.50	4.50

One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1% Point Increase	1% Point Decrease
(In millions)

Effect on total of service and interest cost	$0.5	$(0.4)
Effect on postretirement benefit obligation	7.1	(5.6)

Components Of Net Periodic Benefit Cost, Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Loss And Assumptions Used In Measurement Of Postretirement Benefits

	Years ended December 31,

(Dollars in millions)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$1.5	$1.6	$1.3
Interest cost	2.1	2.1	1.8
Expected return on plan assets	(0.8)	(0.9)	(1.2)
Amortization of prior service cost	(0.3)	(0.3)	(0.3)
Amortization of net actuarial loss	0.1	0.2	--
Curtailment loss	0.7	---	---
Net periodic benefit cost	3.3	2.7	1.6

Other changes in plan assets and benefit obligation recognized in other comprehensive income:
Net loss	6.1	3.9	4.4
Amortization of prior service cost	0.2	0.3	0.3
Amortization of net actuarial loss	(0.1)	(0.2)	---

Total recognized in other comprehensive income	6.2	4.0	4.7

Total recognized in net periodic benefit cost and other
comprehensive income	$9.5	$6.7	$6.3

Weighted-average assumptions:
Assumptions used for net periodic benefit cost:
Discount rate	5.50%	5.75%	6.00%
Expected return on plan assets	4.50	4.75	5.00
Rate of compensation increase graded by age	5.00	5.00	4.50

Assumptions used to determine benefit obligations:
Discount rate	4.50%	5.50%	5.75%
Rate of compensation increase graded by age	n/a*	5.00	5.00

Expected Benefit Payments For Postretirement Benefit Plan

(In millions)	Amount

2012	$1.1
2013	1.2
2014	1.3
2015	1.4
2016	1.5
2017-2021	9.6

Target And Actual Weighted-Average Asset Allocations For Postretirement Medical Plan

	Years ended December 31,
	2011	2011	2010
(In millions)	Target	Actual	Actual

Asset category:
Debt securities	95.0%	98.1%	94.0%
Cash and cash equivalents	5.0	1.9	6.0

Total	100.0%	100.0%	100.0%

Estimated Fair Values Of Assets And Liabilities Measured And Recorded At Fair Value On A Recurring Basis
	December 31,
	2011
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Debt securities:
Municipal bonds	$20.3	$--	$20.3	$--
Cash and cash equivalents	0.4	0.4	--	--

Total	$20.7	$0.4	$20.3	$--

	December 31,
	2010
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Debt securities:
Municipal bonds	$17.1	$--	$17.1	$--
Cash and cash equivalents	1.1	1.1	--	---

Total	$18.2	$1.1	$17.1	$--